Schedule I-Condensed Financial Information	12 Months Ended
Dec. 31, 2018
Schedule I-Condensed Financial Information
Schedule I-Condensed Financial Information

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Statements of Income and Comprehensive Income

(All amounts in thousands)

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
General and administrative expenses	(490,939)	(696,832)	(694,847)	(101,061)
Other operating income	—	77,513	36,087	5,249
Loss from operations	(490,939)	(619,319)	(658,760)	(95,812)
Interest expenses	(84,148)	(54,665)	(57,293)	(8,333)
Share of results of equity method investees	(65,492)	(21,319)	1,642	239
Equity income of subsidiaries and VIEs	2,677,396	2,644,958	2,843,198	413,526
Net income	2,036,817	1,949,655	2,128,787	309,620
Other comprehensive income, net of tax of nil:
Foreign currency translation adjustments	(292,152)	342,348	(7,083)	(1,030)
Share of comprehensive income/(loss) of subsidiaries	19,525	(22,982)	—	—
Comprehensive income attributable to Vipshop Holdings Limited's shareholders	1,764,190	2,269,021	2,121,704	308,590

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

Balance Sheets

(All amounts in thousands, except for share and per share data)

	As of December 31,
	2017	2018	2018
	RMB	RMB	US$
ASSETS
Cash and cash equivalents	327,314	212	31
Investment in an equity method investee	46,630	48,292	7,024
Investment in subsidiaries and VIEs	9,093,924	11,937,122	1,736,182
Amount due from subsidiaries and VIEs	8,941,899	9,614,563	1,398,380
TOTAL ASSETS	18,409,767	21,600,189	3,141,617
LIABILITIES AND EQUITY
Accrued expenses and other current liabilities	20,345	11,106	1,613
Convertible senior notes	4,094,903	4,327,268	629,375
Total liabilities	4,115,248	4,338,374	630,988
EQUITY
Class A ordinary shares (US$0.0001 par value, 483,489,642 shares authorized, and 114,716,587 and 116,395,883 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	74	75	11
Class B ordinary shares (US$0.0001 par value, 16,510,358 shares authorized, and 16,510,358 and 16,510,358 shares issued and outstanding as of December 31, 2017 and 2018, respectively)	11	11	2
Additional paid-in capital	8,715,995	9,385,216	1,365,023
Retained earnings	5,602,681	7,907,396	1,150,083
Accumulated other comprehensive loss	(24,242)	(30,883)	(4,490)
Total shareholders’ equity	14,294,519	17,261,815	2,510,629
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	18,409,767	21,600,189	3,141,617

VIPSHOP HOLDINGS LIMITED

Schedule I—Condensed Financial Information

STATEMENTS OF CASH FLOWS

(All amounts in thousands)

	Year ended December 31,
	2016	2017	2018	2018
	RMB	RMB	RMB	US$
Cash flow from operating activities:
Net income	2,036,817	1,949,655	2,128,787	309,620
Adjustments to reconcile net income to net cash by operating activities:
Equity income of subsidiaries and variable interest entities	(2,677,396)	(2,644,958)	(2,843,198)	(413,526)
Share of results of equity method investees	65,492	21,319	(1,642)	(239)
Share-based compensation expenses	475,653	667,098	671,210	97,623
Amortization of debt issuance cost	35,824	5,950	—	—
Changes in operating assets and liabilities:
Investment in subsidiaries and VIEs	—	—	176,370	25,652
Accrued expenses and other current liabilities	23,924	53,870	(10,115)	(1,472)
Deferred income	35,688	(44,109)	—	—
Net cash (used in) generated from operating activities	(3,998)	8,825	121,412	17,658
Cash flows from investing activities:
Amounts due from (to) subsidiaries and VIEs	192,523	(5,277,028)	(452,366)	(65,794)
Net cash provided by (used in) investing activities	192,523	(5,277,028)	(452,366)	(65,794)
Cash flows from financing activities:
Repurchase of ordinary shares	(193,619)	—	—	—
Proceeds from issuance of ordinary shares upon exercise of share options	5,747	5,969	3,947	574
Partial redemption of convertible senior notes	—	(21,697)	—	—
Proceeds from issuance of ordinary shares to new investors	—	5,610,337	—	—
Net cash (used in) provided by financing activities	(187,872)	5,594,609	3,947	574
Effect of exchange rate changes on cash and cash equivalents	44	(44)	(95)	(13)
Net increase in cash and cash equivalents	697	326,362	(327,102)	(47,575)
Cash and cash equivalents at beginning of the period	255	952	327,314	47,606
Cash and cash equivalents at end of the period	952	327,314	212	31

VIPSHOP HOLDINGS LIMITED

NOTE TO SCHEDULE I

(All amounts in thousands, except for share or per share data)

Schedule I has been provided pursuant to the requirement of Rule 12-04(a) and 4-08(e)(3) of Regulation S-X, which require condensed financial information as to financial position, cash flows and results of operations of a parent company as of the same dates and for the same periods for which audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25 percent of consolidated net assets as of end of the most recently completed fiscal year.

As of December 31, 2018, RMB6,762,570 of the restricted capital and reserves are not available for distribution respectively, and as such, the condensed financial information of Vipshop Holdings Limited (“Parent Company”) has been presented. Relevant PRC laws and regulations also restrict the subsidiaries in PRC, the VIEs and VIEs' subsidiaries from transferring a portion of their net assets to the Company in the form of loans and advances or cash dividends.  No dividends have been paid by the subsidiaries in the PRC of the Company or the VIEs to the Company during the periods presented. Total restricted net assets of the Group represent net assets of the subsidiaries in the PRC, the VIEs and VIE's subsidiaries. The balance of restricted net assets was RMB6,637,007 as of December 31, 2018.

During each of the three years in the period ended December 31, 2018, no cash dividend was declared and paid by the Parent Company.

As of December 31, 2018, there were no material contingencies, significant provisions of long-term obligations, and mandatory dividend or redemption requirements of redeemable shares or guarantees of the Company, except for those which have been separately disclosed in the Consolidated Financial Statement, if any.

Basis of preparation

The condensed financial information of the Parent Company has been prepared using the same accounting policies as set out in its consolidated financial statements, except that the Parent Company has used the equity method to account for its investment in its subsidiaries, VIEs and VIEs' subsidiaries. Accordingly, the condensed financial information presented herein represents the financial information of the Parent Company.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States of America have been condensed or omitted. The footnote discloses certain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the accompanying Consolidated Financial Statements.